Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net (loss)/ income	$ (16,598)	$ 22,234
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation and amortization	37,614	37,144
Impairment loss	17,193	0
Amortization and write-off of deferred financing cost and discount	2,085	2,149
Amortization of deferred dry dock and special survey costs	2,990	1,294
Equity in earnings of affiliates, net of dividends received	(25)	(472)
Changes in operating assets and liabilities:
Net increase in restricted cash	170	0
(Increase)/ decrease in accounts receivable	(645)	227
(Increase)/decrease in prepaid expenses and other current assets	(380)	484
Decrease in other long-term assets	5	7
Increase in accounts payable	76	513
Increase/(decrease) in accrued expenses	(444)	617
Increase in deferred revenue	(564)	(164)
Increase/ (decrease) in amounts due to related parties	(728)	13,763
Payments for dry dock and special survey costs	(2,013)	(8,830)
Net cash provided by operating activities	38,736	68,966
INVESTING ACTIVITIES:
Deposits for acquisition of vessels, net of transfers to vessel acquisitions	0	(147,830)
Loans receivable from affiliates	(450)	(346)
Net cash used in investing activities	(450)	(148,176)
FINANCING ACTIVITIES:
Cash distributions paid	0	(76,193)
Net proceeds from issuance of general partner units	0	1,528
Proceeds from issuance of common units, net of offering costs	0	72,090
Proceeds from long term debt	29,000	79,819
(Increase)/ decrease in restricted cash	6,047	(21,247)
Repayment of long-term debt and payment of principal	(73,615)	(48,695)
Deferred finance fees	(1,141)	0
Debt issuance costs	0	(746)
Net cash used in financing activities	(39,709)	6,556
Decrease in cash and cash equivalents	(1,423)	(72,654)
Cash and cash equivalents, beginning of period	26,750	99,495
Cash and cash equivalents, end of period	25,327	26,841
Supplemental disclosures of cash flow information
Cash interest paid	$ 13,406	$ 12,917